CONSOLIDATED STATEMENT OF EQUITY (CAD) In Millions, unless otherwise specified	Total	Equity Attributable to Controlling Interests	Common Shares	Preferred Shares	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Equity Attributable to Non-Controlling Interests
Balance at beginning of year at Dec. 31, 2011			12,011	1,224	380	4,628	(1,449)	1,465
Increase (decrease) in equity
Shares issued on exercise of stock options (Note 19)			58
Shares issued under public offering, net of issue costs				0
Issuance of stock options, net of exercises					(1)
Dilution impact from TC PipeLines, LP units issued (Note 25)					0			0
Redemption of subsidiary's preferred shares					0			0
Impact of asset drop downs to TC Pipelines, LP (Note 25)					0
Net income attributable to controlling interests	1,354					1,354
Common share dividends						(1,240)
Preferred share dividends						(55)
Other comprehensive (loss)/income	(20)						1
Equity Attributable to Non-Controlling Interests
TC PipeLines, LP								91
Preferred share dividends of TCPL								22
Portland	118							5
Other comprehensive income/(loss) attributable to non-controlling interests								(21)
Issuance of TC PipeLines, LP units
Proceeds, net of issue costs					0			0
Decrease in TransCanada's ownership of TC PipeLines, LP								0
Distributions declared to non-controlling interests								(135)
Redemption of subsidiary's preferred shares					0			0
Foreign exchange and other								(2)
Balance at end of year at Dec. 31, 2012	18,336	16,911	12,069	1,224	379	4,687	(1,448)	1,425
Increase (decrease) in equity
Shares issued on exercise of stock options (Note 19)			80
Shares issued under public offering, net of issue costs				589
Issuance of stock options, net of exercises					(2)
Dilution impact from TC PipeLines, LP units issued (Note 25)					29			384
Redemption of subsidiary's preferred shares					(5)			(195)
Impact of asset drop downs to TC Pipelines, LP (Note 25)					0
Net income attributable to controlling interests	1,786					1,786
Common share dividends						(1,301)
Preferred share dividends						(76)
Other comprehensive (loss)/income	580						514
Equity Attributable to Non-Controlling Interests
TC PipeLines, LP								93
Preferred share dividends of TCPL								20
Portland	125							12
Other comprehensive income/(loss) attributable to non-controlling interests								66
Issuance of TC PipeLines, LP units
Proceeds, net of issue costs					29			384
Decrease in TransCanada's ownership of TC PipeLines, LP								(47)
Distributions declared to non-controlling interests								(166)
Redemption of subsidiary's preferred shares					(5)			(195)
Foreign exchange and other								19
Balance at end of year at Dec. 31, 2013	20,136	18,525	12,149	1,813	401	5,096	(934)	1,611
Increase (decrease) in equity
Shares issued on exercise of stock options (Note 19)			53
Shares issued under public offering, net of issue costs				442
Issuance of stock options, net of exercises					3
Dilution impact from TC PipeLines, LP units issued (Note 25)					9			79
Redemption of subsidiary's preferred shares					(6)			(194)
Impact of asset drop downs to TC Pipelines, LP (Note 25)					(37)
Net income attributable to controlling interests	1,840					1,840
Common share dividends						(1,360)
Preferred share dividends						(98)
Other comprehensive (loss)/income	(171)						(301)
Equity Attributable to Non-Controlling Interests
TC PipeLines, LP								136
Preferred share dividends of TCPL								2
Portland	153							15
Other comprehensive income/(loss) attributable to non-controlling interests								130
Issuance of TC PipeLines, LP units
Proceeds, net of issue costs					9			79
Decrease in TransCanada's ownership of TC PipeLines, LP								(14)
Distributions declared to non-controlling interests								(182)
Redemption of subsidiary's preferred shares					(6)			(194)
Foreign exchange and other								0
Balance at end of year at Dec. 31, 2014	20,653	19,070	12,202	2,255	370	5,478	(1,235)	1,583